Lease (Tables)	6 Months Ended
Mar. 31, 2025
Lease
Schedule of Operating lease liabilities

The balances for the operating leases where the Group is the lessee are presented as follows:

	As of September 30,	As of March 31,
	2024	2025
		(Unaudited)
Operating lease right-of-use assets	$343	$215

Lease liabilities – current	530	160
Lease liabilities – non-current	42	-
Total operating lease liabilities	$572	$160

Schedule components of operation lease expenses

The components of operating lease expense were as follows:

	For the six months ended March 31,
	2024	2025
	(Unaudited)	(Unaudited)
Operating lease expense	$97	$121
Short-term lease expense	3	13
Total lease expense	$100	$134

Schedule of remaining lease term discount	Remaining lease term and discount rate:
	As of September 30,	As of March 31,
	2024	2025
		(Unaudited)
Weighted average remaining lease term (years)	0.72	0.85
Weighted average discount rate	3.63%	3.46%

Schedule of future minimum payments for operating leases

The following was a schedule of future minimum payments under the Company’s operating leases as of March 31, 2025:

For the fiscal years ended September 30,	Amount
Remainder of 2025	$162
2026	1
Thereafter	-
Total lease payments	163
Less: imputed interest	(3)
Present value of lease liabilities	$160